Finance Income and Expense (Tables)	12 Months Ended
Dec. 31, 2021
Finance Income And Expenses [Abstract]
Schedule of recognized in profit or loss
	Year ended December 31	Year ended December 31	Year ended December 31
	2021	2020	2019
	£’000	£’000	£’000
Finance income
Interest on bank deposits	233	486	170

Total finance income	233	486	170

Finance expense
Interest on loans and borrowings	(4,378)	(1,000)	(392)
Interest on lease liabilities	(1,338)	(298)	(64)

Total finance expense	(5,716)	(1,298)	(456)